Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 5,163	$ 3,947
Short term deposits	1,521	3,488
Other current assets	1,830	548
Total current assets	8,514	7,983
Fixed assets, net	37	28
Intangible assets	6,172	6,172
Total assets	14,723	14,183
Liabilities
Accounts payable	705	215
Other payables	2,055	1,746	[1]
Derivative instruments	554	2,012
Total current liabilities	3,314	3,973
Non-current liabilities
Derivative instruments		1,030
Post-employment benefit liabilities	405	492
Total non - current liabilities	405	1,522
Equity
Share capital, no par value
Share premium	44,597	35,979
Receipts on account of warrants	7,982	7,415
Capital reserve for share-based payments	1,714	1,725
Capital reserve from transactions with related parties	761	761
Capital reserve from transactions with non- controlling interest	(859)
Accumulated loss	(43,672)	(38,472)	[1]
Equity attributable to owners of the Company	10,523	7,408
Non-controlling interests	481	1,280
Total equity	11,004	8,688
Total liabilities and equity	$ 14,723	$ 14,183

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).